Exhibit 99.1

KCAP F3C Senior Funding, LLC

Report to:

KCAP F3C Senior Funding, LLC

KCAP Management, LLC

1 September 2017

REPORT OF INDEPENDENT ACCOUNTANTS

ON APPLYING AGREED-UPON PROCEDURES

KCAP F3C Senior Funding, LLC

295 Madison Avenue, 6th Floor

New York, New York 10017

KCAP Management, LLC

295 Madison Avenue, 6th Floor

New York, New York 10017

Re:	KCAP F3C Senior Funding, LLC

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report and Guggenheim Securities, LLC (collectively, the “Specified Parties”), solely to assist KCAP F3C Senior Funding, LLC (the “Issuer”) in evaluating the accuracy of certain information with respect to the Issuer’s portfolio of bank loans (the “Collateral Obligations”) on an electronic data file and related decodes prepared by KCAP Management, LLC (the “Collateral Manager”), on behalf of the Issuer, pursuant to an indenture to be entered into between the Issuer and U.S. Bank National Association (the “Trustee”), a draft copy of which we received from the Collateral Manager dated 23 August 2017 (the “Draft Indenture”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Indenture.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, provided us with the following information:

a.	An electronic data file and related decodes that contain information on the Collateral Obligations as of 9 August 2017 (the “Pricing Cut-off Date”), certain information of which we printed and attached as Exhibit 1 to Attachment A,

b.	A copy of the Draft Indenture,

c.	A copy of an email that the Collateral Manager, on behalf of the Issuer, indicated contained a screenshot from their internal valuation system that contained pricing information on certain Collateral Obligations (the “Collateral Manager Email”),

d.	An electronic data file that the Collateral Manager, on behalf of the Issuer, indicated they obtained from a third party vendor that contained pricing information on certain Collateral Obligations (the “Third Party Data File”),

e.	A copy of a certain Collateral Obligation’s rate set notice (the “Rate Set Notice”),

f.	Copies of emails or other documents and correspondence from agent banks which contain margin related information on certain Collateral Obligations (each, an “Agent Confirmation”),

g.	Copies of certain Collateral Obligations’ preliminary or final credit agreements and amendments thereto (each, a “Credit Agreement”),

h.	A copy of a certain Collateral Obligation’s private rating letter or credit report from Moody’s (the “Moody’s Rating Document”),

i.	Copies of certain Collateral Obligations’ private rating letters or credit reports from S&P (each, a “S&P Rating Document”) and

j.	Instructions, assumptions and methodologies (the “Assumptions”), which are shown on the attached Exhibit 2 of Attachment A.

The information provided by the Collateral Manager, on behalf of the Issuer, are collectively referred to herein as the “Source Documents.”

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Date Data File (as defined on Attachment A). The Issuer is responsible for the information contained in the Pricing Date Data File (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and Exhibit 2 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Date Data File (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Collateral Obligations, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Draft Indenture, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Indenture, (e) the accuracy, completeness or reasonableness of the information provided to us by the Collateral Manager, on behalf of the Issuer, (f) the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and information provided to us by the Collateral Manager, on behalf of the Issuer, (g) the accuracy of the information obtained from third party data, news and analytics vendors (the “Data Vendors”), (h) the accuracy of the information obtained from Standard & Poor’s Rating Services or their website (“S&P”) and (i) the accuracy of the information obtained from Moody’s Investors Service or their website (“Moody’s”). This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Indenture’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or

b.	Making any findings with respect to:

i.	Whether the origination of the Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Collateral Obligations,

iii.	Whether the originator of the Collateral Obligations complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended and should not be used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in this report as Specified Parties.

1 September 2017

/s/ Ernst & Young LLP

Attachment A Page 1 of 3

Background

For the purpose of the procedures described in this Attachment A, the Draft Indenture relates to the Issuer’s Class A Senior Secured Floating Rate Notes (the “Class A Notes”), Class B Senior Secured Floating Rate Notes (the “Class B Notes”), Class C Secured Deferrable Floating Rate Notes (the “Class C Notes”), Class D Secured Deferrable Floating Rate Notes (the “Class D Notes”) and Class E Secured Deferrable Floating Rate Notes (the “Class E Notes” and, collectively with the Class A Notes, the Class B Notes, the Class C Notes and the Class D Notes, the “Secured Notes”) and the Issuer’s Subordinated Notes (the “Subordinated Notes” and, together with the Secured Notes, the “Notes”).

The Collateral Manager, on behalf of the Issuer, indicated that the Collateral Obligations on the Pricing Date Data File (as defined herein) represent the Collateral Obligations that the Issuer is expected to purchase by the Closing Date (as defined in the Draft Indenture). Furthermore, the Collateral Manager, on behalf of the Issuer, indicated that the Collateral Obligations ultimately purchased on the Closing Date may not include all the Collateral Obligations listed on the Pricing Date Data File (as defined herein) and may include other Collateral Obligations acquired after the Pricing Cut-off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Date Data File (as defined herein).

Attachment A Page 2 of 3

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.	We obtained from the Collateral Manager, on behalf of the Issuer, an electronic data file and related decodes containing information on the Collateral Obligations as of the Pricing Cut-off Date. We compared the Characteristics and Derived Characteristic indicated below, as shown on this electronic data file, to the corresponding information on the Source Documents, Data Sources (as defined herein) and Additional Data Sources (as defined herein) as indicated below and the Collateral Manager adjusted the information on the electronic data file to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 2 to Attachment A. The electronic data files, as so adjusted, are herein referred to as the “Pricing Date Data File.”

2.	For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using the following data sources (each, a “Data Source”), as applicable: (a) Data Vendors, (b) Moody’s, (c) Credit Agreements, (d) Moody’s Rating Document, (e) Rate Set Notice, (f) Agent Confirmations, (g) Third Party Data File and (h) Collateral Manager Email. Where more than one Data Source is listed for a Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Date Data File for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources

Obligor (labeled as “Issuer Name”)	Data Vendors, Moody’s, Credit Agreements

Mark Price (Bid Price) (labeled as “Mark(Bid)”)	Third Party Data File, Collateral Manager Email

Stated Maturity (labeled as “Maturity”)	Data Vendors, Credit Agreements

Seniority (labeled as “Seniority”)	Data Vendors, Credit Agreements, Moody’s Rating Document

Coupon/Spread (labeled as “Spread”)	Data Vendors, Credit Agreements, Rate Set Notice, Agent Confirmations

Attachment A Page 3 of 3

2.	(continued)

All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation, punctuation or differences that are within +/- 30 days or less.

3.	For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristic (the “Derived Characteristic”), as shown on Exhibit 1 to Attachment A and indicated by the letter B, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using the Draft Indenture, certain Assumptions on Exhibit 2 to Attachment A, information on the Pricing Date Data File and the following data sources (each, an “Additional Data Source”), as applicable: (a) Data Vendors, (b) S&P and (c) S&P Rating Documents. Where more than one Additional Data Source is listed for the Derived Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Date Data File for the Derived Characteristic agreed with the corresponding information on at least one of the Additional Data Sources that are listed for such Derived Characteristic. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources for the Derived Characteristic.

Derived Characteristic	Additional Data Sources

S&P Rating (labeled as “S&P Rating”)	Data Vendors, S&P, S&P Rating Documents

The Derived Characteristic was in agreement.

We performed no other procedures on any other information on Exhibit 1 to Attachment A or the

Pricing Date Data File.

Exhibit 1 to Attachment A

Certain information from the Pricing Date Data File

(refer to Items 1., 2. and 3.)

Issuer Name	Facility Name	Mark(Bid)	Maturity
[redacted]	[redacted]	99.6670	2/21/2022
[redacted]	[redacted]	90.8330	5/8/2020
[redacted]	[redacted]	96.6000	9/30/2018
[redacted]	[redacted]	100.0000	3/13/2023
[redacted]	[redacted]	100.0470	6/20/2022
[redacted]	[redacted]	100.1000	8/19/2021
[redacted]	[redacted]	100.2500	8/25/2023
[redacted]	[redacted]	100.2500	5/27/2024
[redacted]	[redacted]	100.1250	2/18/2021
[redacted]	[redacted]	101.5000	2/15/2024
[redacted]	[redacted]	97.5000	1/31/2022
[redacted]	[redacted]	98.5000	4/22/2022
[redacted]	[redacted]	96.5000	6/30/2021
[redacted]	[redacted]	100.8040	11/3/2023
[redacted]	[redacted]	99.7500	7/15/2021
[redacted]	[redacted]	99.5000	7/17/2019
[redacted]	[redacted]	100.5000	11/3/2021
[redacted]	[redacted]	99.0000	7/30/2021
[redacted]	[redacted]	99.0000	7/30/2021
[redacted]	[redacted]	98.1800	7/30/2020
[redacted]	[redacted]	99.0000	7/30/2021
[redacted]	[redacted]	88.3750	7/23/2021
[redacted]	[redacted]	93.2810	6/7/2023
[redacted]	[redacted]	83.4170	4/9/2021
[redacted]	[redacted]	99.6680	1/27/2021
[redacted]	[redacted]	99.8390	10/5/2023
[redacted]	[redacted]	99.6250	12/1/2021
[redacted]			
[redacted]	[redacted]	100.2500	5/1/2024
[redacted]	[redacted]	100.0000	10/21/2022
[redacted]	[redacted]	100.6070	10/2/2023
A		A	A

Issuer Name	Facility Name	Mark(Bid)	Maturity
[redacted]	[redacted]	95.0000	6/1/2018
[redacted]	[redacted]	99.5000	11/30/2023
[redacted]	[redacted]	100.8750	1/15/2021
[redacted]	[redacted]	95.6670	12/23/2021
[redacted]	[redacted]	88.5000	10/18/2019
[redacted]	[redacted]	98.8750	11/23/2021
[redacted]	[redacted]	96.0000	1/20/2021
[redacted]	[redacted]	99.0000	4/23/2021
[redacted]	[redacted]	100.7710	12/31/2021
[redacted]	[redacted]	100.4380	2/9/2022
[redacted]	[redacted]	97.9170	10/8/2022
[redacted]	[redacted]	100.6250	11/30/2022
[redacted]	[redacted]	100.5000	3/17/2024
[redacted]	[redacted]	101.0000	11/21/2023
[redacted]	[redacted]	100.0000	6/17/2022
[redacted]	[redacted]	100.0000	4/30/2022
[redacted]	[redacted]	98.3750	10/29/2021
[redacted]	[redacted]	100.4790	8/29/2021
[redacted]	[redacted]	99.0000	4/26/2024
[redacted]	[redacted]	100.0000	12/15/2022
[redacted]	[redacted]	99.5000	2/26/2023
[redacted]	[redacted]	99.3000	12/8/2021
[redacted]	[redacted]	99.7500	12/23/2021
[redacted]	[redacted]	99.7500	12/23/2021
[redacted]	[redacted]	100.2500	6/27/2022
[redacted]	[redacted]	99.8570	6/7/2019
[redacted]	[redacted]	99.9170	6/3/2020
[redacted]	[redacted]	99.9380	9/29/2020
[redacted]	[redacted]	100.5000	6/23/2021
[redacted]	[redacted]	100.6250	12/20/2022
[redacted]	[redacted]	99.5000	11/14/2022
A		A	A

Issuer Name	Seniority	Spread	S&P Rating	
[redacted]	Senior secured	4.75%	B	B
[redacted]	Senior secured	4.50%	B	
[redacted]	Senior secured	4.75%	CCC+	
[redacted]	Senior secured	7.00%	CCC+	
[redacted]	Senior secured	3.25%	B+	
[redacted]	Senior secured	5.00%	B	
[redacted]	Senior secured	3.25%	B	
[redacted]	Senior secured	5.50%	B+	
[redacted]	Senior secured	4.50%	B	
[redacted]	Senior secured	5.50%	B	
[redacted]	Senior secured	6.00%	B	B
[redacted]	Senior secured	6.50%	B-	
[redacted]	Senior secured	4.50%	B-	
[redacted]	Senior secured	3.00%	B+	
[redacted]	Senior secured	4.50%	B-	
[redacted]	Senior secured	3.50%	B-	
[redacted]	Senior secured	5.00%	B	
[redacted]	Senior secured	5.25%	B-	
[redacted]	Senior secured	5.25%	B-	
[redacted]	Senior secured	5.25%	B-	
[redacted]	Senior secured	5.25%	B-	
[redacted]	Senior secured	4.00%	B-	
[redacted]	Senior secured	4.25%	B	
[redacted]	Senior secured	3.50%	CCC+	
[redacted]	Senior secured	3.00%	B-	
[redacted]	Senior secured	3.00%	B+	
[redacted]	Senior secured	4.25%	B	
[redacted]	Senior secured	5.00%	B	
[redacted]	Second Lien	9.00%	B	
	A	A	B

Issuer Name	Seniority	Spread	S&P Rating
[redacted]	Senior secured	4.00%	B+
[redacted]	Senior secured	7.00%	B-
[redacted]	Senior secured	5.50%	B-
[redacted]	Senior secured	3.75%	B
[redacted]	Senior secured	4.00%	B
[redacted]	Senior secured	3.50%	CCC+
[redacted]	Senior secured	4.50%	B-
[redacted]	Senior secured	5.50%	CCC+
[redacted]	Senior secured	4.50%	B-
[redacted]	Senior secured	6.00%	B+
[redacted]	Senior secured	5.50%	B+
[redacted]	Second Lien	9.50%	B
[redacted]	Senior secured	5.50%	BB-
[redacted]	Senior secured	4.25%	B
[redacted]	Senior secured	4.50%	B
[redacted]	Senior secured	5.00%	B-
[redacted]	Second Lien	8.50%	B
[redacted]	Senior secured	5.00%	B-
[redacted]	Senior secured	4.50%	B+
[redacted]	Senior secured	5.50%	B
[redacted]	Senior secured	5.50%	B-
[redacted]	Senior secured	4.00%	B
[redacted]	Senior secured	4.50%	B-
[redacted]	Senior secured	5.00%	B
[redacted]	Senior secured	5.00%	B
[redacted]	Senior secured	4.00%	B-
[redacted]	Senior secured	4.00%	B
[redacted]	Senior secured	4.75%	B+
[redacted]	Senior secured	5.25%	B
[redacted]	Senior secured	4.75%	B
	A	A	B

Exhibit 2 to Attachment A

Assumptions

(refer to Items 1. and 3.)

1.	For the purpose of deriving the “S&P Rating” Derived Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that if the issuer credit rating is not available, the issuer credit rating of an affiliate or parent is to be used instead.

2.	The Collateral Manager, on behalf the Issuer, indicated the Collateral Obligations listed below, as identified on the Pricing Date Data File, have the corresponding values for the “S&P Rating” Derived Characteristic: